Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 07, 2019
Document Effective Date	Oct. 07, 2019
Prospectus Date	Oct. 07, 2019